Schedule II Genworth Financial, Inc. (Parent Company Only) (Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments [Abstract]
Fixed maturity securities available-for-sale, at fair value	$ 58,295	$ 55,183
Other invested assets	4,819	3,854
Total investments	71,904	68,437
Cash and cash equivalents	4,488	3,132	5,002	7,328
Deferred tax asset		1,111
Other assets	958	810
Total assets	112,187	110,363
Liabilities:
Other liabilities	6,308	6,085
Long-term borrowings	4,726	4,952
Total liabilities	96,009	96,818
Commitments and contingencies
Total Genworth Financial, Inc.'s stockholders' equity	15,068	12,449
Total liabilities and stockholders' equity	112,187	110,363
Parent Company
Investments [Abstract]
Investments in subsidiaries	18,311	15,950
Fixed maturity securities available-for-sale, at fair value	11	202
Other invested assets	64	397
Total investments	18,386	16,549
Cash and cash equivalents	907	813	1,298	860
Deferred tax asset	465	343
Tax receivable from subsidiaries	330	334
Other assets	266	209
Total assets	20,354	18,248
Liabilities:
Tax payable to our former parent company	310	339
Other liabilities	611	736
Borrowings from subsidiaries	200	200
Long-term borrowings	4,165	4,524
Total liabilities	5,286	5,799
Commitments and contingencies
Total Genworth Financial, Inc.'s stockholders' equity	15,068	12,449
Total liabilities and stockholders' equity	$ 20,354	$ 18,248